State Street Target Retirement 2065 Fund Expense Example - State Street Target Retirement 2065 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	506
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	256
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	$ 871